Costs and expenses by nature (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Costs and expenses by nature
Payroll	R$ 576,733	R$ 426,274	R$ 218,553
Sales and marketing	255,509	181,898	93,026
Depreciation and amortization	212,635	150,928	54,464
Consulting and advisory services	85,786	55,388	24,375
Material	30,045	30,663	16,488
Maintenance	41,704	27,615	12,535
Utilities, cleaning and security	42,836	14,330	6,472
Other expenses	30,314	35,835	11,529
Total	1,275,562	922,931	437,442
Costs of services	669,479	502,330	240,924
General and administrative expenses	245,682	175,765	85,028
Selling expenses	360,401	244,836	111,490
Classes of employee benefits expense [abstract]
Salaries, bonuses, short-term benefits, related social charges and other employee related expenses	589,733	433,593
Share-based compensation plan	R$ (9,389)	R$ (6,010)	R$ 14,728